CERTAIN TRANSACTIONS (Details 4) (USD $)	0 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Schedule Of Equity Method Investments [Line Items]
Related Party Transaction Expenses From Transactions With Related Party	$ 431,442	$ 412,000	$ 305,000
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Research and Development Asset Acquired Other than Through Business Combination, Written-off				$ 26,000,000
Xenon [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborative Arrangement, Rights and Obligations		Under the agreement, Teva paid Xenon an upfront fee of $41 million. In addition, Teva may be required to pay development, regulatory and sales-based milestones of up to $335 million. Xenon is also entitled to royalties on sales and has an option to participate in commercialization in the United States.
South Korea Venture [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborative Arrangement, Nature and Purpose	Teva contributes its global resources, with responsibilities for manufacturing and supplying a wide range of affordable and innovative medicines, and Handok’s primary responsibility is in sales and marketing, distribution, and regulatory affairs.
Collaborative Arrangement, Rights and Obligations	Under the terms of the agreement, there is a voting split of 60% and 40% and a profit split of 51% and 49% to Teva and Handok, respectively.
PGT [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborative Arrangement, Rights and Obligations	We own 49% of the joint venture, and P&G holds a controlling financial interest of 51%. The Company recognizes profits of the joint venture based on Teva's ownership percentage
Teva Lonza [Member]
Schedule Of Equity Method Investments [Line Items]
Percentage owned by Teva		50.00%